Note 19 - Income Tax and Social Contributions - Deferred Income Tax and Social Contribution Schedule (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 CAD ($)
Statement Line Items [Line Items]
Deferred tax liability (asset)	$ 2,070
Deferred tax expense (income) recognised in profit or loss	27,910
Deferred tax relating to items credited (charged) directly to equity	(2,317)
Deferred tax liability (asset)	27,663
Pre-operational expenses [member]
Statement Line Items [Line Items]
Deferred tax liability (asset)	4,586
Deferred tax expense (income) recognised in profit or loss	(1,004)
Deferred tax relating to items credited (charged) directly to equity	0
Deferred tax liability (asset)	3,582
Unused tax losses [member]
Statement Line Items [Line Items]
Deferred tax liability (asset)	0
Deferred tax expense (income) recognised in profit or loss	11,746
Deferred tax relating to items credited (charged) directly to equity	0
Deferred tax liability (asset)	11,746
Provisions for bonus payments [member]
Statement Line Items [Line Items]
Deferred tax liability (asset)	57
Deferred tax expense (income) recognised in profit or loss	(57)
Deferred tax relating to items credited (charged) directly to equity	0
Deferred tax liability (asset)	0
Provision for social projects [member]
Statement Line Items [Line Items]
Deferred tax liability (asset)	508
Deferred tax expense (income) recognised in profit or loss	(508)
Deferred tax relating to items credited (charged) directly to equity	0
Deferred tax liability (asset)	0
Unrealised foreign exchange gains (losses) [member]
Statement Line Items [Line Items]
Deferred tax liability (asset)	(3,889)
Deferred tax expense (income) recognised in profit or loss	15,920
Deferred tax relating to items credited (charged) directly to equity	0
Deferred tax liability (asset)	12,031
Leasing arrangements [member]
Statement Line Items [Line Items]
Deferred tax liability (asset)	0
Deferred tax expense (income) recognised in profit or loss	(20)
Deferred tax relating to items credited (charged) directly to equity	0
Deferred tax liability (asset)	(20)
Taxes installment program [member]
Statement Line Items [Line Items]
Deferred tax liability (asset)	153
Deferred tax expense (income) recognised in profit or loss	1,810
Deferred tax relating to items credited (charged) directly to equity	0
Deferred tax liability (asset)	1,963
Commission provision [member]
Statement Line Items [Line Items]
Deferred tax liability (asset)	803
Deferred tax expense (income) recognised in profit or loss	(177)
Deferred tax relating to items credited (charged) directly to equity	0
Deferred tax liability (asset)	626
Other temporary differences [member]
Statement Line Items [Line Items]
Deferred tax liability (asset)	42
Deferred tax expense (income) recognised in profit or loss	200
Deferred tax relating to items credited (charged) directly to equity	0
Deferred tax liability (asset)	242
Foreign currency translation adjustment of subsidiaries [member]
Statement Line Items [Line Items]
Deferred tax liability (asset)	(190)
Deferred tax expense (income) recognised in profit or loss	0
Deferred tax relating to items credited (charged) directly to equity	(2,317)
Deferred tax liability (asset)	$ (2,507)